UNITED STATES
SECURITIES AND EXCHANGE COMMISION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2008
Check here if Amendment [  ]; Amendment Number:

This Amendment (check only one):
[  ] is a restatement;
[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: ValueWorks LLC
Address: 1450 Broadway, 42nd fl, New York, NY  10018
13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager: Steven Zell
Title: Director of Operations
Phone: 212 819 1818

Signature:       Place:          Date of signing:
Steven Zell      New York NY	 Nov 6, 2008

Report Type (Check only one.):
[X]13F HOLDINGS REPORT;
[ ] 13F NOTICE;
[ ]13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
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FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:0
Form 13F Information Table Entry Total: 33
Form 13F Information Table Value Total: $127,447,373

List of Other Included Managers: N/A

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FORM 13F INFORMATION TABLE

                                                       VALUE      SHARES/    SH/   PUT/   INVSMNT  OTHER      VOTING AUTHORITY
NAME OF ISSUER           TITLE OF CLASS    CUSIP      (x$100)    PRN AMT     PRN   CALL   DSCRETN  MANAGERS  SOLE  SHARED  NONE

AT&T INC		  COM	       00206R102 5587.07     20011	       SH	  SOLE			   5587.07
WACHOVIA CORP NEW	  COM	       929903102 6024.46     172127	       SH	  SOLE			   6024.46
NCR CORP NEW		  COM	       62886E108 9385.58     42565	       SH	  SOLE			   9385.58
EARTHLINK INC		  COM	       270321102 9957.75     117150	       SH	  SOLE			   9957.75
VERIZON COMMUNICATIONS INCCOM	       92343V104 13578.88    42315	       SH	  SOLE			   13578.88
QUALCOMM INC		  COM	       747525103 14092.44    32796	       SH	  SOLE			   14092.44
DISNEY WALT CO		  COM DISNEY   254687106 14670.13    47801	       SH	  SOLE			   14670.13
CYPRESS SEMICONDUCTOR CORPCOM	       232806109 17872.13    342378	       SH	  SOLE			   17872.13
MESABI TR		  CTF BEN INT  879080109 18519.27    49850	       SH	  SOLE			   18519.27
TEJON RANCH CO DEL	  COM	       590672101 18595.35    96100	       SH	  SOLE			   18595.35
SPRINT NEXTEL CORP	  COM SER 1    852061100 20835.54    341566	       SH	  SOLE			   20835.54
AMBAC FINL GROUP INC	  COM	       023139108 21356.19    916575	       SH	  SOLE			   21356.19
GENERAL MTRS CORP	  COM	       370442105 22815.08    241429	       SH	  SOLE			   22815.08
SUN MICROSYSTEMS INC	  COM NEW      866810203 31255.53    411257	       SH	  SOLE			   31255.53
WILLIAMS COS INC DEL	  COM	       969457100 34139.96    144355	       SH	  SOLE			   34139.96
MICRON TECHNOLOGY INC	  COM	       595112103 39223.36    968478	       SH	  SOLE			   39223.36
SONY CORP		  ADR NEW      835699307 44255.14    143360	       SH	  SOLE			   44255.14
TECO ENERGY INC		  COM	       872375100 46247.93    294011	       SH	  SOLE			   46247.93
PFIZER INC		  COM	       717081103 51405.85    278774	       SH	  SOLE			   51405.85
QUESTAR CORP		  COM	       748356102 52632.49    128623	       SH	  SOLE			   52632.49
SCHERING PLOUGH CORP	  COM	       806605101 53657.5     290512	       SH	  SOLE			   53657.5
MBIA INC		  COM	       55262C100 55835.99    469210	       SH	  SOLE			   55835.99
MCGRAW HILL COS INC	  COM	       580645109 56972.42    180235	       SH	  SOLE			   56972.42
BOEING CO		  COM	       097023105 58004.58    101141	       SH	  SOLE			   58004.58
MAUI LD & PINEAPPLE INC	  COM	       577345101 60425.77    219810	       SH	  SOLE			   60425.77
LEGG MASON INC		  COM	       524901105 61705.66    162127	       SH	  SOLE			   61705.66
ROWAN COS INC		  COM	       779382100 64112.33    209860	       SH	  SOLE			   64112.33
NEW YORK TIMES CO	  CL A	       650111107 68097.2     476537	       SH	  SOLE			   68097.2
3M CO			  COM	       88579Y101 69864.4     102276	       SH	  SOLE			   69864.4
DOW CHEM CO		  COM	       260543103 71975.04    226479	       SH	  SOLE			   71975.04
BOSTON SCIENTIFIC CORP	  COM	       101137107 75948.23    618975	       SH	  SOLE			   75948.23
CHESAPEAKE ENERGY CORP	  COM	       165167107 80876.58    225534	       SH	  SOLE			   80876.58
GENERAL MTRS CORP	  DEB SR CONV B370442733 4547.9	     51100	       SH	  SOLE			   4547.9

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